OPERATIONS	12 Months Ended
Dec. 31, 2017
General Information About Financial Statements [Abstract]
OPERATIONS
OPERATIONS
Tahoe Resources Inc. (“Tahoe”) was incorporated under the Business Corporations Act (British Columbia) on November 10, 2009. These audited annual consolidated financial statements (“consolidated financial statements”) include the accounts of Tahoe and its subsidiaries (together referred to as the “Company”). The Company’s principal business activities are the operation of mineral properties for the mining of precious metals and the exploration, development and acquisition of mineral interests in the Americas.
The Company’s registered office is located at 1500 Royal Centre, 1055 West Georgia Street, P.O. Box 11117, Vancouver, BC V6E 4N7, Canada.
The Company’s Board of Directors authorized issuance of these consolidated financial statements on February 22, 2018.